Share-Based Compensation - Summary of Restricted Stock Option Granted (Detail) (Restricted Shares [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Granted	507,063
Fair Value per Share at the Grant date	$ 37.30
November 4, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2013-11-04
Number of Awards, Granted	400,000
Fair Value per Share at the Grant date	$ 12.38
May 8, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2014-05-08
Number of Awards, Granted	100,000
Fair Value per Share at the Grant date	$ 29.00
October 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2014-10-09
Number of Awards, Granted	406,000
Fair Value per Share at the Grant date	$ 39.35
December 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	2014-12-09
Number of Awards, Granted	1,063
Fair Value per Share at the Grant date	$ 36.71